DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2013
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

14. DEFERRED TAX ASSETS ANDDEFERRED TAX LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities of the Company are as follows:

	December 31,
	2012	2013
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	747	770
Accrued water resource fee	332	316
Accrued expenses	706	985
Other payable	622	762
Deferred tax assets—current	2,407	2,833

Valuation allowance	(748)	(839)
Net deferred tax assets—current	1,659	1,994

Deferred tax assets—non-current
Net operating loss carryforwards	1,746	2,822
Depreciation of property, plant and equipment	812	948
Provision for impairment allowance	3,481	3,599
Others	10	10
Deferred tax assets—non-current	6,049	7,379

Valuation allowance	(4,720)	(5,853)
Net deferred tax asset—non-current	1,329	1,526

Deferred tax liabilities—current
Undistributed earnings of a foreign subsidiary	—	(300)

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(23,279)	(23,647)
Fair value step-up of intangible assets	(1,066)	(1,073)
Deferred tax liabilities—non-current	(24,345)	(24,720)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The Group recognized an increase in valuation allowance of US$3,818, US$575 and US$1,041 during the years ended December 31, 2011, 2012 and 2013, respectively. Foreign currency translation adjustments of US$69, US$12 and US$183 on valuation allowance were recognized in accumulated other comprehensive income during the years ended December 31, 2011, 2012 and 2013, respectively.

Net operating loss carryforward amounted to US$22,365 as of December 31, 2013, of which US$452, US$1,361, US$5,972 US$7,560 and US$7,020 will expire in years 2014, 2015, 2016, 2017 and 2018, respectively.

Apart from the amount disclosed above related to PRC dividend withholding tax on the undistributed earnings of a foreign subsidiary, deferred tax liabilities have not been provided on the undistributed earnings amounting US$29,260 and US$39,541 of the Company’s other foreign subsidiaries as of December 31, 2012 and 2013, respectively, as the Company intends to indefinitely reinvest such earnings into its foreign subsidiaries. Under the prevailing income tax law of the PRC and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries. The amounts of unrecognized deferred tax liabilities for the foreign subsidiaries’ undistributed earnings were US$2,926 and US$3,954 as of December 31, 2012 and 2013, respectively.